Quarterly Report
January 31, 2024
MFS®  Multimarket
Income Trust
MMT-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 130.1%
Aerospace & Defense – 2.9%
Boeing Co., 5.805%, 5/01/2050		$708,000	$709,023
Bombardier, Inc., 7.125%, 6/15/2026 (n)		291,000	293,425
Bombardier, Inc., 7.5%, 2/01/2029 (n)		271,000	276,219
Bombardier, Inc., 8.75%, 11/15/2030 (n)		185,000	194,150
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		605,000	598,194
HEICO Corp., 5.35%, 8/01/2033		276,000	280,491
Moog, Inc., 4.25%, 12/15/2027 (n)		645,000	603,926
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		827,000	867,986
Thales S.A., 3.625%, 6/14/2029	EUR	400,000	441,910
Thales S.A., 4.25%, 10/18/2031		400,000	457,724
TransDigm, Inc., 6.25%, 3/15/2026 (n)		$568,000	564,137
TransDigm, Inc., 5.5%, 11/15/2027		613,000	596,393
TransDigm, Inc., 6.75%, 8/15/2028 (n)		516,000	524,443
TransDigm, Inc., 4.625%, 1/15/2029		554,000	518,029
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,386,000	1,418,446
			$8,344,496
Airlines – 0.5%
Air Canada, 3.875%, 8/15/2026 (n)		$903,000	$858,824
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		568,524	558,308
			$1,417,132
Apparel Manufacturers – 0.2%
Tapestry, Inc., 3.05%, 3/15/2032		$257,000	$205,546
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)		413,000	332,796
			$538,342
Asset-Backed & Securitized – 3.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.129%, 11/15/2054 (i)		$3,705,206	$180,099
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		152,000	152,006
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		100,000	97,191
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.398% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		471,500	453,468
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.346% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	556,252
AREIT 2022-CRE6 Trust, “D”, FLR, 8.195% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		126,000	118,745
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		100,000	101,058
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.051% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		321,131	477,532
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.614%, 4/15/2053 (i)		982,702	60,453
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.283%, 7/15/2054 (i)		983,895	64,491
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.606%, 2/15/2054 (i)		6,510,603	524,574
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.266%, 2/15/2054 (i)		4,024,871	240,503
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.146%, 3/15/2054 (i)		2,039,156	107,147
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.884%, 6/15/2054 (i)		7,095,777	310,698
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)		7,097,617	432,994
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)		8,711,547	393,942
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.747% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	97,541
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		99,028	95,994
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		54,291	50,399
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		143,540	138,306
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	420,623
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	82,429
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		177,315	177,811
Colt Fund LLC, 2024-1, “A2”, 5.987%, 2/25/2069 (n)		150,000	149,998
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.773%, 4/15/2054 (i)		3,609,013	137,125
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)		4,586,320	46
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		464,500	448,616
MF1 2024-FL14 LLC, “B”, FLR, 8.057% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		328,594	327,773

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “C”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		$401,500	$385,681
MF1 2021-FL5 Ltd., “D”, FLR, 7.946% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		745,000	713,524
MF1 2021-FL6 Ltd., “B”, FLR, 7.099% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,000,000	971,687
MF1 2024-FL14 LLC, “AS”, FLR, 7.658% (SOFR - 1mo. + 2.24%), 3/18/2039 (n)		100,000	99,750
MF1 2024-FL14 Ltd., “A”, FLR, 7.055% (SOFR - 1mo. + 1.737%), 3/18/2039 (n)		200,000	199,500
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.289%, 5/15/2054 (i)		1,816,597	109,720
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.206%, 6/15/2054 (i)		2,735,086	149,571
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)		239,000	241,649
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)		56,000	56,485
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		119,721	120,361
Onslow Bay Financial LLC OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		99,632	100,251
PFP III 2021-7 Ltd., “C”, FLR, 7.102% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)		30,410	29,655
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	260,000	321,308
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.296% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		$340,000	328,921
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.519%, 4/15/2054 (i)		2,295,068	170,350
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.521%, 8/15/2054 (i)		1,954,838	140,988
			$10,537,215
Automotive – 1.6%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$583,000	$581,402
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		271,000	274,596
Dana, Inc., 5.375%, 11/15/2027		536,000	523,082
Dana, Inc., 4.25%, 9/01/2030		296,000	258,814
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		547,000	496,522
Hyundai Capital America, 6.375%, 4/08/2030 (n)		368,000	391,793
LKQ Corp., 6.25%, 6/15/2033		213,000	222,246
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		449,000	389,534
Schaeffler AG, 4.75%, 8/14/2029	EUR	300,000	328,301
Volkswagen International Finance N.V., 7.5%, 9/06/2172		200,000	234,495
Volkswagen International Finance N.V., 7.875%, 9/06/2172		200,000	243,328
Volkswagen Leasing GmbH, 4%, 4/11/2031		190,000	208,016
Wabash National Corp., 4.5%, 10/15/2028 (n)		$568,000	516,880
			$4,669,009
Broadcasting – 1.4%
AMC Networks, Inc., 4.75%, 8/01/2025		$155,000	$149,347
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		600,000	620,399
Discovery Communications LLC, 4.125%, 5/15/2029		580,000	550,445
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		727,000	665,249
Prosus N.V., 3.68%, 1/21/2030 (n)		281,000	244,758
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	264,547
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,100,000	982,221
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$502,000	459,636
			$3,936,602
Brokerage & Asset Managers – 1.8%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$471,000	$488,963
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		533,000	575,652
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		447,000	416,077
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		220,000	225,093
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		216,000	228,282
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	174,321
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	429,643
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,153,000	1,062,627
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		515,000	468,130
NFP Corp., 4.875%, 8/15/2028 (n)		577,000	572,326
NFP Corp., 6.875%, 8/15/2028 (n)		446,000	448,500
			$5,089,614

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 3.1%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$332,000	$295,827
CEMEX S.A.B. de C.V., 3.125%, 3/19/2026	EUR	510,000	539,693
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$659,000	579,096
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		819,000	758,648
HeidelbergCement Finance Luxembourg S.A., 4.875%, 11/21/2033	EUR	285,000	331,636
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	380,000	367,715
Imerys S.A., 4.75%, 11/29/2029	EUR	400,000	445,356
Interface, Inc., 5.5%, 12/01/2028 (n)		$608,000	568,991
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		552,000	502,320
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		691,000	663,913
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		218,000	219,165
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		756,000	759,780
SRM Concrete, 8.875%, 11/15/2031 (n)		727,000	763,758
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		355,000	339,530
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		794,000	721,549
Vulcan Materials Co., 3.5%, 6/01/2030		433,000	401,870
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		649,000	635,254
			$8,894,101
Business Services – 1.5%
Corning, Inc., 4.125%, 5/15/2031	EUR	350,000	$393,730
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$291,000	287,443
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	420,000	427,384
Fiserv, Inc., 4.4%, 7/01/2049		$408,000	355,314
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		471,000	455,132
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		497,000	481,994
Mastercard, Inc., 3.85%, 3/26/2050		270,000	230,864
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	690,172
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		865,000	868,447
			$4,190,480
Cable TV – 5.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$971,000	$781,655
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		364,000	351,084
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,969,000	1,749,668
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,062,000	923,579
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		543,000	459,132
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		408,000	324,402
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		111,000	111,917
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		295,000	225,205
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		442,000	451,053
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		700,000	601,359
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		250,000	166,419
CSC Holdings LLC, 11.75%, 1/31/2029 (n)		400,000	406,292
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		800,000	423,432
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	180,625
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		126,000	128,527
DISH DBS Corp., 7.75%, 7/01/2026		378,000	222,727
DISH DBS Corp., 5.25%, 12/01/2026 (n)		590,000	464,628
DISH DBS Corp., 5.125%, 6/01/2029		292,000	111,850
DISH Network Corp., 11.75%, 11/15/2027 (n)		260,000	271,363
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		716,000	689,695
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		220,000	193,613
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171	EUR	830,000	836,435
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		$322,000	292,411
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,041,000	988,950
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		293,000	244,274
Videotron Ltd., 5.125%, 4/15/2027 (n)		418,000	411,730

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Videotron Ltd., 3.625%, 6/15/2029 (n)		$384,000	$350,381
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,015,000	906,506
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		769,000	723,901
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,420,000	1,198,004
			$15,190,817
Chemicals – 2.2%
Arkema S.A., 4.25%, 5/20/2030	EUR	300,000	$338,459
Arkema S.A., 1.5% to 1/21/2026, FLR (EUR Swap Rate - 5yr. + 1.571%) to 1/21/2031, FLR (EUR Swap Rate - 5yr. + 1.821%) to 1/21/2046, FLR (EUR Swap Rate - 5yr. + 2.571%) to 1/21/2171		400,000	405,272
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$412,000	396,595
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		380,000	337,683
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		575,000	525,292
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		662,000	560,473
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		558,000	521,383
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		600,000	503,705
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		632,000	574,080
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	305,000	355,653
SNF Group SACA, 3.375%, 3/15/2030 (n)		$909,000	780,709
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		816,000	840,076
			$6,139,380
Computer Software – 0.6%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		$526,000	$539,844
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		607,000	564,291
Microsoft Corp., 2.525%, 6/01/2050		529,000	353,026
Oracle Corp., 4%, 7/15/2046		319,000	257,375
			$1,714,536
Computer Software - Systems – 1.1%
Apple, Inc., 4.5%, 2/23/2036		$263,000	$267,318
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,080,000	1,066,500
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		283,000	264,605
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		285,000	285,356
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,081,000	1,061,151
Virtusa Corp., 7.125%, 12/15/2028 (n)		331,000	290,260
			$3,235,190
Conglomerates – 2.8%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$490,000	$460,022
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,064,000	985,604
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		343,000	365,819
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		756,000	763,613
Gates Global LLC, 6.25%, 1/15/2026 (n)		457,000	457,046
Griffon Corp., 5.75%, 3/01/2028		650,000	637,000
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		358,000	322,645
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		571,000	507,385
nVent Finance S.à r.l., 5.65%, 5/15/2033		534,000	548,087
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		667,000	676,770
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		454,000	466,662
TriMas Corp., 4.125%, 4/15/2029 (n)		1,181,000	1,051,469
Veralto Corp., 4.15%, 9/19/2031	EUR	273,000	303,711
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$398,000	394,201
			$7,940,034

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.5%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$240,000	$231,570
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		508,000	463,142
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		634,000	590,898
			$1,285,610
Consumer Products – 1.2%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	335,000	$320,463
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$643,000	582,050
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		741,000	754,761
Kenvue, Inc., 5.05%, 3/22/2053		613,000	618,152
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		760,000	743,903
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		293,000	254,083
			$3,273,412
Consumer Services – 3.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$784,000	$766,588
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	332,116
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		601,000	519,150
Compass Group PLC, 3.25%, 2/06/2031	EUR	160,000	172,635
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$522,000	514,859
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,069,000	967,872
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		633,000	636,821
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		383,000	370,547
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		965,000	908,374
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		225,000	202,446
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		81,000	69,255
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		508,000	377,327
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		420,000	295,293
Rentokil Initial PLC, 5%, 6/27/2032	GBP	550,000	691,606
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$753,000	607,312
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		967,000	853,426
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		538,000	517,190
			$8,802,817
Containers – 1.8%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$224,000	$108,235
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		725,000	633,626
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		715,000	579,487
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		789,000	589,763
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,176,000	1,036,420
Crown Americas LLC, 5.25%, 4/01/2030		316,000	305,335
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		729,000	702,625
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		349,000	341,733
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	321,000	351,501
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$411,000	401,053
			$5,049,778
Electronics – 1.1%
Entegris, Inc., 4.375%, 4/15/2028 (n)		$359,000	$338,566
Entegris, Inc., 3.625%, 5/01/2029 (n)		487,000	439,279
Intel Corp., 5.7%, 2/10/2053		364,000	382,911
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		188,000	171,834
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		85,000	83,795
Sensata Technologies B.V., 5%, 10/01/2025 (n)		805,000	801,357
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		390,000	385,427
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		134,000	123,474
SK hynix, Inc., 5.5%, 1/16/2029 (n)		382,000	386,159
			$3,112,802

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 5.7%
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$200,000	$200,666
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)		333,000	333,146
Emirates NBD Bank PJSC, 5.875%, 10/11/2028		441,000	455,930
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	400,768
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		806,000	763,638
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		534,000	513,975
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,019,104
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	510,000	464,350
Export-Import Bank of India, 3.375%, 8/05/2026		$1,366,000	1,310,732
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		416,000	427,179
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	595,587
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	687,995
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	942,400
Korea Development Bank, 4.25%, 9/08/2032		771,000	747,780
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		490,000	493,794
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2028 (a)(d)(n)		869,000	464,915
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	343,302
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	432,252
Petroleos Mexicanos, 6.875%, 8/04/2026		400,000	390,141
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	849,803
Petroleos Mexicanos, 6.7%, 2/16/2032		907,000	740,548
Petroleos Mexicanos, 6.75%, 9/21/2047		1,593,000	1,016,102
Qatar Petroleum, 3.125%, 7/12/2041		355,000	262,672
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	510,913
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		767,000	776,357
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,186,560
			$16,330,609
Emerging Market Sovereign – 14.3%
Arab Republic of Egypt, 6.588%, 2/21/2028		$487,000	$362,182
Arab Republic of Egypt, 7.903%, 2/21/2048		920,000	545,102
Czech Republic, 2%, 10/13/2033	CZK	17,000,000	631,916
Dominican Republic, 5.5%, 2/22/2029 (n)		$747,000	722,615
Dominican Republic, 5.875%, 1/30/2060 (n)		2,006,000	1,698,726
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		920,000	849,970
Federative Republic of Brazil, 10%, 1/01/2029	BRL	8,300,000	1,659,699
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)	EUR	4,371,000	4,248,154
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		1,300,000	1,517,303
Kingdom of Morocco, 1.375%, 3/30/2026		758,000	772,854
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	359,520
Kingdom of Saudi Arabia, 5%, 1/18/2053		291,000	258,263
Kingdom of Saudi Arabia, 5.75%, 1/16/2054 (n)		399,000	392,101
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	29,700,000	714,483
Oriental Republic of Uruguay, 9.75%, 7/20/2033		10,000,000	263,272
Republic of Angola, 8.25%, 5/09/2028		$491,000	443,029
Republic of Angola, 9.375%, 5/08/2048		400,000	320,824
Republic of Argentina, 3.625%, 7/09/2035		1,047,289	349,467
Republic of Benin, 6.875%, 1/19/2052	EUR	800,000	676,657
Republic of Chile, 3.1%, 1/22/2061		$672,000	430,048
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	1,126,603
Republic of Ghana, 8.125%, 3/26/2032 (a)(d)(n)		$593,000	260,552
Republic of Guatemala, 6.125%, 6/01/2050 (n)		564,000	510,344
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	960,300
Republic of Kenya, 8%, 5/22/2032 (n)		776,000	682,613
Republic of Korea, 1.375%, 6/10/2030	KRW	8,300,000,000	5,514,440
Republic of Paraguay, 5.6%, 3/13/2048		$1,049,000	933,592
Republic of Philippines, 3.556%, 9/29/2032		327,000	296,975
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	1,200,000	1,046,208
Republic of Romania, 6.375%, 9/18/2033		295,000	338,500

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	456,000	$341,264
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)(d)		$668,000	351,651
Republic of Turkey, 4.75%, 1/26/2026		521,000	503,547
Sultanate of Oman, 6%, 8/01/2029		750,000	766,418
Sultanate of Oman, 7%, 1/25/2051		600,000	619,562
United Mexican States, 7.5%, 6/03/2027	MXN	87,500,000	4,811,826
United Mexican States, 7.75%, 5/29/2031		42,500,000	2,282,478
United Mexican States, 4.75%, 4/27/2032		$736,000	703,322
United Mexican States, 4.875%, 5/19/2033		645,000	615,495
United Mexican States, 6.338%, 5/04/2053		463,000	461,520
United Mexican States, 3.771%, 5/24/2061		753,000	491,876
			$40,835,271
Energy - Independent – 3.9%
Callon Petroleum Co., 8%, 8/01/2028 (n)		$492,000	$508,861
Callon Petroleum Co., 7.5%, 6/15/2030 (n)		164,000	172,765
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		518,000	544,787
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		160,000	170,650
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		325,000	345,509
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		875,000	803,468
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		598,000	590,567
Energean Israel Finance Ltd., 4.875%, 3/30/2026		622,000	572,490
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		670,000	645,765
Matador Resources Co., 6.875%, 4/15/2028 (n)		619,000	633,868
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	479,553
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		485,000	483,196
Occidental Petroleum Corp., 6.45%, 9/15/2036		538,000	573,911
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		115,000	116,840
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		809,000	791,266
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		330,000	340,693
Pioneer Natural Resources Co., 2.15%, 1/15/2031		555,000	472,778
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		426,000	453,539
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		626,000	641,947
SM Energy Co., 6.5%, 7/15/2028		433,000	433,000
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	397,385
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	965,212
			$11,138,050
Energy - Integrated – 0.7%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$336,000	$335,666
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	340,000	386,170
BP Capital Markets B.V., 0.933%, 12/04/2040		190,000	132,736
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$527,000	547,535
Eni S.p.A., 3.875%, 1/15/2034	EUR	270,000	295,522
Exxon Mobil Corp., 1.408%, 6/26/2039		450,000	353,222
			$2,050,851
Entertainment – 2.0%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$511,000	$519,063
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		943,000	929,046
Carnival Corp. PLC, 4%, 8/01/2028 (n)		332,000	307,104
Carnival Corp. PLC, 6%, 5/01/2029 (n)		334,000	323,505
Merlin Entertainments, 7.375%, 2/15/2031 (n)		437,000	437,594
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		504,000	491,435
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)		311,000	314,015
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		416,000	409,349
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		713,000	703,927
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		423,000	393,948
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		210,000	202,402

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		$367,000	$357,366
VOC Escrow Ltd., 5%, 2/15/2028 (n)		341,000	325,621
			$5,714,375
Financial Institutions – 5.5%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$626,867	$536,755
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024		640,000	639,528
Castlelake Aviation Finance Designated Activity Co., 5%, 4/15/2027 (n)		129,000	122,452
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		540,000	456,303
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	420,000	177,019
Credit Acceptance Corp., 6.625%, 3/15/2026		$78,000	77,984
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		524,000	550,204
CTP N.V., 0.875%, 1/20/2026	EUR	360,000	364,779
CTP N.V., 4.75%, 2/05/2030		120,000	130,744
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$754,000	746,460
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		419,000	417,294
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		129,000	130,625
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		298,000	288,756
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		351,000	370,230
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,678,623	1,617,773
Globalworth Ltd., REIT, 2.95%, 7/29/2026	EUR	770,000	711,595
Grand City Properties S.A., 5.901% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2169		500,000	349,109
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$756,000	681,797
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)(w)		875,000	881,277
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		695,000	730,063
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		429,000	445,118
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		958,000	939,339
OneMain Finance Corp., 6.875%, 3/15/2025		490,000	491,838
OneMain Finance Corp., 7.125%, 3/15/2026		792,000	802,798
OneMain Finance Corp., 5.375%, 11/15/2029		362,000	334,943
PRA Group, Inc., 8.375%, 2/01/2028 (n)		206,000	196,223
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		456,000	405,319
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)		159,000	138,936
Samhallsbyggnadsbolaget i Norden AB, 3%, 1/14/2025	EUR	610,000	586,712
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		1,160,000	225,650
Samhallsbyggnadsbolaget i Norden AB, 2.624% to 4/30/2025, FLR (EUR Swap Rate - 5yr. + 2.814%) to 4/30/30, FLR (EUR Swap Rate - 5yr. + 3.064%) to 4/30/45, FLR (EUR Swap Rate - 5yr. + 3.814%) to 4/30/2172		610,000	118,661
SLM Corp., 3.125%, 11/02/2026		$316,000	295,877
VGP N.V., 1.5%, 4/08/2029	EUR	300,000	267,470
Vonovia SE, 5.5%, 1/18/2036	GBP	300,000	374,578
			$15,604,209
Food & Beverages – 4.0%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	340,000	$325,868
Anheuser-Busch InBev Worldwide, Inc., 4%, 4/13/2028		$225,000	221,384
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		367,000	349,042
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	350,292
B&G Foods, Inc., 5.25%, 9/15/2027		265,000	239,018
B&G Foods, Inc., 8%, 9/15/2028 (n)		303,000	315,844
Bacardi Ltd., 5.15%, 5/15/2038 (n)		530,000	513,241
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		325,000	326,638
Carlsberg Breweries A.S., 4.25%, 10/05/2033	EUR	192,000	219,816
Central America Bottling Co., 5.25%, 4/27/2029 (n)		$691,000	645,484
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		52,000	52,648
Constellation Brands, Inc., 3.15%, 8/01/2029		242,000	223,448
Constellation Brands, Inc., 2.25%, 8/01/2031		393,000	327,899

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)(w)		$414,000	$418,831
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		439,000	388,249
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,000,000	851,258
JDE Peet's N.V., 4.5%, 1/23/2034	EUR	130,000	146,673
JM Smucker Co., 6.5%, 11/15/2053		$250,000	282,469
Kraft Heinz Foods Co., 3.875%, 5/15/2027		398,000	389,109
Performance Food Group Co., 5.5%, 10/15/2027 (n)		654,000	637,846
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		502,000	494,019
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		901,000	828,603
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		961,000	874,897
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		360,000	309,296
TreeHouse Foods, Inc., 4%, 9/01/2028		582,000	519,144
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		756,000	717,268
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		341,000	286,440
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		263,000	229,886
			$11,484,610
Gaming & Lodging – 2.4%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$255,000	$233,100
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		560,000	575,483
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)		155,000	156,715
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		593,000	608,564
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		613,000	605,387
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		737,000	712,996
IHG Finance LLC, 4.375%, 11/28/2029	EUR	120,000	134,772
Marriott International, Inc., 2.85%, 4/15/2031		$526,000	456,723
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		683,000	583,955
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		700,000	653,557
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		680,000	639,337
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		850,000	791,096
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		690,000	651,848
			$6,803,533
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$210,000	$206,289
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		640,000	639,324
APi Escrow Corp., 4.75%, 10/15/2029 (n)		924,000	865,160
Arcadis N.V., 4.875%, 2/28/2028	EUR	478,000	538,457
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$966,000	605,101
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		824,000	779,978
			$3,634,309
Insurance – 1.7%
Allianz SE, 4.851% to 7/26/2034, FLR (EURIBOR - 3mo. + 3.35%) to 7/25/2054	EUR	300,000	$332,324
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$800,000	638,222
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	370,000	451,593
Assicurazioni Generali S.p.A. , 3.547%, 1/15/2034		830,000	893,896
Axa S.A., 6.375% to 1/16/2034, FLR (EUR Swap Rate - 5yr. + 3.841%) to 7/16/2172		200,000	220,193
Bupa Finance PLC, 4% to 3/24/2032, FLR (GBP Government Yield - 5yr. + 3.17%) to 12/30/2099	GBP	1,010,000	884,781
Corebridge Financial, Inc., 4.35%, 4/05/2042		$636,000	544,361
Equitable Holdings, Inc., 5.594%, 1/11/2033		378,000	388,075
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	300,000	262,279
Sogecap S.A., 6.5% to 5/16/2034, FLR (EURIBOR - 3mo. + 4.4%) to 5/16/2044		100,000	117,400
			$4,733,124
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$339,000	$339,036

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.7%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$308,000	$308,789
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		166,000	148,851
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		316,000	289,878
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		441,000	430,557
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		807,000	764,253
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		400,000	404,240
American International Group, Inc., 5.125%, 3/27/2033		317,000	320,828
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		635,000	592,676
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		387,000	305,049
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		229,000	251,208
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		309,000	357,177
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		530,000	500,541
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	790,000	576,160
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		$397,000	397,750
Hub International Ltd., 5.625%, 12/01/2029 (n)		529,000	499,170
Hub International Ltd., 7.25%, 6/15/2030 (n)		450,000	462,900
Hub International Ltd., 7.375%, 1/31/2032 (n)		325,000	332,831
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	335,000	358,923
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$444,000	450,400
			$7,752,181
International Market Quasi-Sovereign – 1.0%
Belfius Bank S.A., 3.75%, 1/22/2029	EUR	200,000	$216,499
Deutsche Bahn Finance GmbH, 3.375%, 1/29/2038		100,000	108,356
Enbw International Finance B.V., 4.3%, 5/23/2034		215,000	244,851
Logicor Financing S.à r.l., 4.625%, 7/25/2028		155,000	168,987
Logicor Financing S.à r.l., 1.625%, 1/17/2030		400,000	366,829
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$475,000	494,158
NBN Co. Ltd. (Commonwealth of Australia), 4.375%, 3/15/2033	EUR	369,000	421,412
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	342,161
P3 Group S.à r.l., 1.625%, 1/26/2029	EUR	370,000	348,837
			$2,712,090
International Market Sovereign – 3.0%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	9,252,000	$5,821,423
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	201,071
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	709,070
Government of New Zealand, 3.5%, 4/14/2033	NZD	3,366,000	1,894,331
			$8,625,895
Local Authorities – 0.1%
Province of British Columbia, 2.95%, 6/18/2050	CAD	315,000	$187,440
Machinery & Tools – 1.0%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		$508,000	$517,386
CNH Industrial Capital LLC, 1.875%, 1/15/2026		237,000	223,167
CNH Industrial Capital LLC, 5.5%, 1/12/2029		435,000	447,349
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)(w)		52,000	52,000
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		881,000	928,416
Terex Corp., 5%, 5/15/2029 (n)		644,000	608,581
			$2,776,899
Major Banks – 4.8%
Banco BPM S.p.A, 4.625%, 11/29/2027	EUR	270,000	$300,739
Banco de Sabadell S.A., 9.375% to 1/18/2029, FLR (EUR Swap Rate - 5yr. + 6.83%) to 4/18/2172		200,000	230,643
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$528,000	532,319
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		472,000	400,690
BNP Paribas S.A., FLR, 5.97%(LIBOR - 6mo. + 0.075%) 3/23/2172		970,000	965,635
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		319,000	331,451

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$688,000	$572,133
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		545,000	568,328
Credit Agricole S.A., 3.75%, 1/22/2034	EUR	200,000	218,524
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		$471,000	450,380
HSBC Holdings PLC, 4.787% to 3/10/2031, FLR (EURIBOR - 3mo. + 1.55%) to 3/10/2032	EUR	370,000	422,828
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033		355,000	408,473
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/22/2028		$343,000	344,467
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		562,000	458,747
Lloyds Banking Group PLC, 4.75% to 9/21/2030, FLR (EUR Swap Rate - 1yr. + 1.6%) to 9/21/2031	EUR	270,000	306,034
mBank S.A., 8.375% to 9/11/2026, FLR (EURIBOR - 3mo. + 4.901%) to 9/11/2027		300,000	342,009
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$550,000	460,464
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		527,000	488,050
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		462,000	426,268
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		222,000	224,876
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/20/2028		241,000	243,134
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/21/2035		287,000	294,520
Société Générale S.A., 5.625%, 6/02/2033	EUR	200,000	230,192
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$770,000	799,744
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		956,000	783,746
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/08/2033	EUR	350,000	382,357
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)		$272,000	290,955
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		530,000	502,090
UniCredit S.p.A., 4.3%, 1/23/2031	EUR	730,000	793,242
UniCredit S.p.A., 5.375%, 4/16/2034		480,000	523,482
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$430,000	377,428
			$13,673,948
Medical & Health Technology & Services – 4.3%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$683,788
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		200,000	158,975
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		918,000	873,974
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		550,000	570,663
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,080,000	982,229
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		383,000	377,171
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		759,000	494,013
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		751,000	621,770
CVS Health Corp., 5.625%, 2/21/2053		281,000	279,793
Encompass Health Corp., 5.75%, 9/15/2025		184,000	182,828
Encompass Health Corp., 4.75%, 2/01/2030		728,000	682,766
Encompass Health Corp., 4.625%, 4/01/2031		115,000	105,654
HCA, Inc., 5.25%, 6/15/2026		209,000	209,598
HCA, Inc., 5.125%, 6/15/2039		235,000	225,030
IQVIA, Inc., 5%, 5/15/2027 (n)		965,000	943,128
IQVIA, Inc., 6.25%, 2/01/2029 (n)		319,000	331,988
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	408,028
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		513,000	477,767
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	196,897
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	216,037
Star Parent, Inc., 9%, 10/01/2030 (n)		460,000	483,692
Tenet Healthcare Corp., 6.125%, 10/01/2028		411,000	409,488
Tenet Healthcare Corp., 4.375%, 1/15/2030		393,000	363,650
Tenet Healthcare Corp., 6.125%, 6/15/2030		645,000	644,760
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)		271,000	277,189
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	330,000	251,975
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030		$315,000	322,014
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		543,000	474,479
			$12,249,344

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.8%
Embecta Corp., 5%, 2/15/2030 (n)	$653,000	$534,337
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	569,000	608,830
Medline Borrower LP, 5.25%, 10/01/2029 (n)	794,000	740,333
Teleflex, Inc., 4.625%, 11/15/2027	321,000	311,411
		$2,194,911
Metals & Mining – 2.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$371,000	$376,201
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	571,000	522,469
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	1,470,000	1,322,990
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	435,000	375,984
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	811,000	536,987
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	138,000	103,129
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	730,000	672,691
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	384,000	327,855
Novelis Corp., 3.25%, 11/15/2026 (n)	444,000	415,728
Novelis Corp., 4.75%, 1/30/2030 (n)	656,000	608,437
Novelis Corp., 3.875%, 8/15/2031 (n)	358,000	310,507
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	367,032	297,296
Taseko Mines Ltd., 7%, 2/15/2026 (n)	537,000	527,602
		$6,397,876
Midstream – 4.5%
Columbia Pipelines Operating Co. LLC, 5.927%, 8/15/2030 (n)	$414,000	$430,347
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)	219,000	229,920
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	582,000	534,711
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	860,000	770,363
Enbridge, Inc., 5.7%, 3/08/2033	218,000	224,898
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	369,000	394,496
Energy Transfer LP, 5.55%, 2/15/2028	221,000	224,889
Energy Transfer LP, 5.95%, 5/15/2054	309,000	309,879
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	330,000	318,995
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,162,000	1,151,419
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	447,655	384,206
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	343,016	337,767
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	730,000	717,046
NuStar Logistics, LP, 6.375%, 10/01/2030	548,000	550,740
Peru LNG, 5.375%, 3/22/2030	1,047,000	861,908
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	896,000	862,552
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	305,000	304,242
Targa Resources Corp., 4.2%, 2/01/2033	201,000	183,998
Targa Resources Corp., 4.95%, 4/15/2052	290,000	252,910
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	839,000	749,867
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	218,000	218,173
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	932,000	824,187
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	559,000	564,975
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	716,000	760,420
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	612,000	618,020
		$12,780,928
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037	$545,000	$473,015
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	605,000	493,435
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	209,000	188,482
		$1,154,932

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.2%
ENGIE S.A., 4.5%, 9/06/2042	EUR	200,000	$229,167
ENGIE S.A., 4.25%, 1/11/2043		200,000	222,270
			$451,437
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	340,000	$320,781
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	740,000	673,340
APA Infrastructure Ltd., 7.125% to 2/09/2029, FLR (EUR ICE Swap Rate - 5yr. + 4.098%) to 2/09/2034, FLR (EUR ICE Swap Rate - 5yr. + 4.348%) to 2/09/2049, FLR (EUR ICE Swap Rate - 5yr. + 5.098%) to 11/09/2083	EUR	270,000	311,844
			$1,305,965
Network & Telecom – 0.4%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$200,000	$196,052
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		854,000	847,196
			$1,043,248
Oil Services – 0.5%
EnBW Energie Baden-Wuerttemberg AG, 5.25%, 1/23/2084	EUR	100,000	$109,760
MV24 Capital B.V., 6.748%, 6/01/2034		$806,360	757,257
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		396,000	386,128
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		253,000	257,440
			$1,510,585
Oils – 1.2%
Neste Oyj, 3.875%, 5/21/2031	EUR	135,000	$150,348
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,187,000	1,093,607
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		603,000	589,353
Puma International Financing S.A., 5%, 1/24/2026		1,416,000	1,341,179
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	323,096
			$3,497,583
Other Banks & Diversified Financials – 4.0%
ABANCA Corp. Bancaria S.A., 5.875% to 4/02/2029, FLR (EUR Swap Rate - 1yr. + 2.6%) to 4/02/2030	EUR	500,000	$578,131
ABANCA Corp. Bancaria S.A., 8.375% to 9/23/2028, FLR (EUR ICE Swap Rate - 5yr. + 5.245%) to 9/23/2033		500,000	589,560
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$621,000	652,395
AIB Group PLC, 5.25%, 10/23/2031	EUR	350,000	404,533
Alpha Bank, 4.25%, 2/13/2030		260,000	273,958
Banque Federative du Credit Mutuel S.A., 4.375%, 1/11/2034		300,000	320,968
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034		200,000	217,034
BBVA Bancomer S.A., 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		$425,000	443,630
BPCE S.A., 4.5%, 3/15/2025 (n)		544,000	535,424
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		750,000	604,535
BPCE S.A., 4.75% to 6/14/2033, FLR (EURIBOR - 3mo. + 1.83%) to 6/14/2034	EUR	300,000	344,594
BPCE S.A., 4.25% to 1/11/2034, FLR (EURIBOR - 3mo. + 1.85%) to 1/10/2035		500,000	551,052
CaixaBank S.A., 5% to 7/19/2028, FLR (EURIBOR - 3mo. + 1.65%) to 7/19/2029		300,000	339,131
CaixaBank S.A., 8.25% to 9/13/2029, FLR (EUR ICE Swap Rate - 5yr. + 5.142%) to 6/13/2172		400,000	457,136
Commerzbank AG, 4.625%, 1/17/2031		100,000	110,476
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/14/2030		400,000	434,365
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	300,000	382,887
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	312,644
Deutsche Bank AG, 10% to 4/30/2028, FLR (EUR ICE Swap Rate - 1yr. + 6.94%) to 11/14/2171		200,000	233,170
Intesa Sanpaolo S.p.A., 5.125%, 8/29/2031		480,000	559,272
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$529,000	566,735
KBC Group N.V., 4.75%, 4/17/2035	EUR	500,000	543,938
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$115,000	111,014
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		302,000	317,258
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		359,000	351,870
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/23/2035		205,000	208,456
Virgin Money UK PLC, 7.625%, 8/23/2029	GBP	330,000	446,455

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Virgin Money UK PLC, 11% to 6/08/2029, FLR (GBP Government Yield - 5yr. + 6.993%) to 6/08/2172	GBP	350,000	$453,772
			$11,344,393
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$707,000	$666,537
NCR Corp., 5.125%, 4/15/2029 (n)		397,000	371,444
			$1,037,981
Pharmaceuticals – 1.2%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$395,000	$383,150
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		416,000	283,005
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		89,000	49,754
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)		720,000	734,951
Grifols S.A., 3.2%, 5/01/2025	EUR	155,000	159,520
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$380,000	347,681
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		515,000	442,450
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		452,000	451,440
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		664,000	699,686
			$3,551,637
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$255,000	$250,525
GFL Environmental, Inc., 4%, 8/01/2028 (n)		628,000	576,041
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		179,000	162,031
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		235,000	220,606
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		285,000	261,380
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		337,000	344,676
Stericycle, Inc., 3.875%, 1/15/2029 (n)		817,000	742,677
Waste Management, Inc., 4.625%, 2/15/2033		451,000	447,770
			$3,005,706
Precious Metals & Minerals – 0.6%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$388,000	$353,177
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		379,000	361,466
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		711,000	625,680
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		399,000	406,668
			$1,746,991
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026		$587,000	$578,195
Real Estate - Office – 0.4%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$363,000	$350,570
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		298,000	279,961
Corporate Office Property LP, REIT, 2%, 1/15/2029		197,000	165,515
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		346,000	282,472
			$1,078,518
Real Estate - Other – 0.9%
EPR Properties, REIT, 3.6%, 11/15/2031		$550,000	$460,001
Extra Space Storage LP, 5.5%, 7/01/2030		452,000	462,238
Lexington Realty Trust Co., REIT, 2.7%, 9/15/2030		395,000	332,310
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		867,000	893,708
XHR LP, REIT, 4.875%, 6/01/2029 (n)		492,000	453,776
			$2,602,033

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.3%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$316,000	$251,166
STORE Capital Corp., REIT, 2.7%, 12/01/2031		371,000	290,732
WEA Finance LLC, 2.875%, 1/15/2027 (n)		400,000	361,746
			$903,644
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$633,000	$569,097
McDonald's Corp., 3.875%, 2/20/2031	EUR	330,000	369,415
			$938,512
Retailers – 1.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$480,000	$442,217
B&M EuropeanValue Retail S.A., 8.125%, 11/15/2030	GBP	108,000	145,252
Home Depot, Inc., 4.875%, 2/15/2044		$129,000	126,544
Home Depot, Inc., 3.625%, 4/15/2052		354,000	280,021
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		544,000	488,240
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		638,000	618,860
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		441,000	429,982
Penske Automotive Group Co., 3.75%, 6/15/2029		761,000	678,222
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		541,000	457,404
			$3,666,742
Specialty Chemicals – 0.3%
Covestro AG, 1.375%, 6/12/2030	EUR	400,000	$383,519
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$356,000	315,437
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		320,000	248,650
			$947,606
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$327,000	$278,035
Global Auto Holdings Ltd./Aag FH UK Ltd., 8.375%, 1/15/2029 (n)		519,000	489,354
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		390,000	306,334
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		365,000	233,452
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		815,000	787,846
			$2,095,021
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$416,000	$418,340
Ocado Group PLC, 3.875%, 10/08/2026	GBP	360,000	395,207
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	382,000	392,145
			$1,205,692
Telecommunications - Wireless – 1.9%
Altice France S.A., 5.5%, 1/15/2028 (n)		$275,000	$214,710
Altice France S.A., 6%, 2/15/2028 (n)		305,000	136,159
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	146,219
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	300,000	278,666
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		$625,000	526,562
Rogers Communications, Inc., 3.8%, 3/15/2032		486,000	442,060
SBA Communications Corp., 3.875%, 2/15/2027		512,000	488,612
SBA Communications Corp., 3.125%, 2/01/2029		1,049,000	934,903
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	872,638
T-Mobile USA, Inc., 3.875%, 4/15/2030		517,000	488,928
T-Mobile USA, Inc., 5.75%, 1/15/2034		289,000	304,479
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	360,000	312,279
Vodafone Group PLC, 5.625%, 2/10/2053		$299,000	301,215
			$5,447,430

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.4%
Deutsche Telekom AG, 1.375%, 7/05/2034	EUR	500,000	$464,996
TELUS Corp., 2.85%, 11/13/2031	CAD	825,000	534,653
			$999,649
Tobacco – 0.1%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	350,000	$339,899
Transportation - Services – 1.1%
Aeroporti di Roma S.p.A., 4.875%, 7/10/2033	EUR	490,000	$556,879
Autostrade per l’Italia S.p.A., 5.125%, 6/14/2033		170,000	192,934
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031		280,000	313,356
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$306,000	311,531
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		535,000	555,964
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	170,000	192,526
Triton International Ltd., 3.15%, 6/15/2031 (n)		$486,000	390,444
United Parcel Service, 5.05%, 3/03/2053		571,000	577,710
			$3,091,344
U.S. Treasury Obligations – 1.9%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		$3,285,000	$2,485,821
U.S. Treasury Bonds, 4.375%, 8/15/2043		444,000	447,191
U.S. Treasury Bonds, 3.625%, 5/15/2053 (f)		595,000	534,664
U.S. Treasury Notes, 4.125%, 8/31/2030		1,952,000	1,974,265
			$5,441,941
Utilities - Electric Power – 6.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,096,000	$1,086,191
American Electric Power Co., Inc., 5.699%, 8/15/2025		103,000	103,792
American Electric Power Co., Inc., 5.625%, 3/01/2033		257,000	265,140
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	72,296
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		94,000	93,158
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		79,000	69,784
Bruce Power LP, 2.68%, 12/21/2028	CAD	750,000	511,709
Calpine Corp., 4.5%, 2/15/2028 (n)		$854,000	812,126
Calpine Corp., 5.125%, 3/15/2028 (n)		565,000	539,132
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		533,000	507,471
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,195,000	1,035,864
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		146,000	124,005
Duke Energy Florida LLC, 6.2%, 11/15/2053		287,000	321,170
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	550,000	723,931
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$484,000	394,708
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	460,000	503,285
Enel Finance International N.V., 4.5%, 2/20/2043		230,000	257,017
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,008,259
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	574,000	633,855
Eversource Energy, 5.5%, 1/01/2034		$289,000	292,312
Georgia Power Co., 4.95%, 5/17/2033		530,000	530,173
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	156,769
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	880,425
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		448,000	416,613
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		547,841	513,485
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	420,000	335,987
National Grid PLC, 4.275%, 1/16/2035	EUR	200,000	221,680
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$214,000	215,804
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		212,000	214,141
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		107,000	104,592
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		735,000	690,192
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		611,000	629,332
Pacific Gas & Electric Co., 6.1%, 1/15/2029		266,000	275,589

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 6.4%, 6/15/2033		$218,000	$231,419
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		512,000	515,866
SSE PLC, 4%, 9/05/2031	EUR	220,000	247,155
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$696,477	694,512
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		565,000	557,597
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		731,000	704,552
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		541,000	499,511
Xcel Energy, Inc., 4.6%, 6/01/2032		330,000	320,149
			$18,310,748
Utilities - Gas – 0.4%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	560,000	$552,153
EP Infrastructure A.S., 2.045%, 10/09/2028		650,000	597,810
			$1,149,963
Utilities - Other – 0.2%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$448,000	$471,184
Total Bonds			$370,299,435
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,354	$193,043
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		520	$263,208
Total Common Stocks			$456,251
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)		$241,000	$245,217
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	7,000	$1,331

Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.4% (v)	6,417,417	$6,418,059

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 3%	Call	Merrill Lynch International	$ 26,119,950	EUR 22,450,000	$60,237
iTraxx Europe Crossover Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 3.5%	Call	Merrill Lynch International	13,717,337	11,790,000	142,724
iTraxx Europe Crossover Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 3.5%	Call	Barclays Bank PLC	6,410,732	5,510,000	66,702
Total Purchased Options					$269,663
Other Assets, Less Liabilities – (32.7)%	(93,127,516)
Net Assets – 100.0%	$284,562,440
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,418,059 and $371,271,897, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $204,984,724, representing 72.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro

Portfolio of Investments (unaudited) – continued
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,623,779	USD	1,205,049	UBS AG	4/19/2024	$3,940
GBP	87,392	USD	110,707	State Street Bank Corp.	4/19/2024	108
KRW	727,555,847	USD	547,405	Barclays Bank PLC	4/26/2024	288
NZD	6,487,811	USD	3,960,863	State Street Bank Corp.	4/19/2024	4,969
USD	8,680,121	AUD	12,899,471	HSBC Bank	4/19/2024	196,513
USD	1,418,408	AUD	2,155,104	JPMorgan Chase Bank N.A.	4/19/2024	1,059
USD	506,336	BRL	2,508,135	Citibank N.A.	2/02/2024	92
USD	94,045	BRL	462,737	Goldman Sachs International	2/02/2024	646
USD	141,943	CAD	190,522	State Street Bank Corp.	4/19/2024	89
USD	450,926	CHF	379,592	State Street Bank Corp.	4/19/2024	7,385
USD	1,251,786	CZK	28,218,539	BNP Paribas S.A.	4/19/2024	25,458
USD	1,530,240	CZK	34,489,326	Merrill Lynch International	4/19/2024	31,396
USD	407,072	EUR	374,417	Brown Brothers Harriman	4/19/2024	1,110
USD	495,783	EUR	454,443	Citibank N.A.	4/19/2024	3,052
USD	1,452,864	EUR	1,325,933	HSBC Bank	4/19/2024	15,221
USD	434,875	EUR	398,606	NatWest Markets PLC	4/19/2024	2,686
USD	50,708,283	EUR	46,434,811	State Street Bank Corp.	4/19/2024	361,341
USD	2,909,615	EUR	2,679,798	UBS AG	4/19/2024	4,044
USD	227,335	GBP	179,181	Barclays Bank PLC	4/19/2024	131
USD	631,325	GBP	497,565	HSBC Bank	4/19/2024	407
USD	661,575	GBP	518,777	State Street Bank Corp.	4/19/2024	3,760
USD	398,433	GBP	313,776	UBS AG	4/19/2024	562
USD	12,833	IDR	199,289,571	Barclays Bank PLC	2/12/2024	205
USD	6,198,973	KRW	7,997,773,980	Barclays Bank PLC	2/16/2024	201,913
USD	9,545,713	NZD	15,497,192	HSBC Bank	4/19/2024	72,677
USD	46,922	SEK	479,871	HSBC Bank	4/19/2024	672
						$939,724
Liability Derivatives
AUD	1,864,576	USD	1,254,932	UBS AG	4/19/2024	$(28,655)
BRL	4,553,533	USD	921,484	Citibank N.A.	2/02/2024	(2,395)
BRL	462,737	USD	93,416	Goldman Sachs International	2/02/2024	(17)
BRL	462,737	USD	93,147	Goldman Sachs International	5/03/2024	(626)
CHF	390,729	USD	464,118	UBS AG	4/19/2024	(7,563)
CNH	36,512	USD	5,123	State Street Bank Corp.	4/19/2024	(19)
EUR	87,670	USD	95,414	Barclays Bank PLC	4/19/2024	(359)
EUR	193,298	USD	211,187	HSBC Bank	4/19/2024	(1,604)
EUR	2,052,992	USD	2,257,595	JPMorgan Chase Bank N.A.	4/19/2024	(31,637)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	913,345	USD	997,351	Merrill Lynch International	4/19/2024	$(7,057)
EUR	1,744,137	USD	1,901,170	State Street Bank Corp.	4/19/2024	(10,089)
GBP	1,955,222	USD	2,482,359	JPMorgan Chase Bank N.A.	4/19/2024	(3,116)
GBP	272,102	USD	347,005	UBS AG	4/19/2024	(1,977)
HUF	4,188,129	USD	12,014	BNP Paribas S.A.	4/19/2024	(301)
JPY	489,914,419	USD	3,375,724	HSBC Bank	4/19/2024	(6,622)
NOK	7,095,166	USD	679,369	Merrill Lynch International	4/19/2024	(3,562)
NOK	22,449,279	USD	2,161,574	State Street Bank Corp.	4/19/2024	(23,303)
NZD	4,695,556	USD	2,926,437	State Street Bank Corp.	4/19/2024	(56,163)
PEN	140,575	USD	37,512	Citibank N.A.	4/29/2024	(623)
SEK	590,731	USD	57,746	State Street Bank Corp.	4/19/2024	(811)
SGD	9,939	USD	7,437	State Street Bank Corp.	4/19/2024	(3)
THB	45,002,551	USD	1,296,754	Barclays Bank PLC	4/03/2024	(22,195)
THB	5,495,668	USD	158,399	JPMorgan Chase Bank N.A.	4/03/2024	(2,752)
USD	412,308	BRL	2,045,398	Citibank N.A.	2/02/2024	(537)
USD	2,856,854	CAD	3,849,814	State Street Bank Corp.	4/19/2024	(9,536)
USD	702,875	CZK	16,177,712	UBS AG	4/19/2024	(180)
USD	7,902,703	GBP	6,246,525	BNP Paribas S.A.	4/19/2024	(17,960)
USD	1,440,435	JPY	210,054,104	Barclays Bank PLC	4/19/2024	(4,091)
USD	277,404	JPY	40,465,637	JPMorgan Chase Bank N.A.	4/19/2024	(875)
USD	486,684	JPY	71,122,548	State Street Bank Corp.	4/19/2024	(2,419)
USD	3,747,881	MXN	65,432,013	Barclays Bank PLC	4/19/2024	(5,604)
USD	1,253,507	MXN	21,889,573	State Street Bank Corp.	4/19/2024	(2,181)
USD	2,115,576	NZD	3,464,599	State Street Bank Corp.	4/19/2024	(2,244)
USD	714,730	THB	25,266,427	Barclays Bank PLC	4/03/2024	(864)
USD	13,060	TWD	404,836	Goldman Sachs International	4/25/2024	(2)
						$(257,942)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	45	$5,764,293	March – 2024	$4,745
U.S. Treasury Bond 30 yr	Long	USD	51	6,239,532	March – 2024	368,364
U.S. Treasury Ultra Bond 30 yr	Long	USD	15	1,938,281	March – 2024	106,516
						$479,625
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	78	$5,942,469	March – 2024	$(124,894)
Euro-Bund 10 yr	Short	EUR	26	3,817,141	March – 2024	(645)
Euro-Buxl 30 yr	Short	EUR	2	297,323	March – 2024	(10,595)
Euro-Schatz 2 yr	Short	EUR	256	29,378,446	March – 2024	(36,636)
Long Gilt 10 yr	Short	GBP	29	3,674,068	March – 2024	(49,178)
U.S. Treasury Note 10 yr	Short	USD	12	1,347,938	March – 2024	(38,294)
U.S. Treasury Note 2 yr	Short	USD	60	12,339,375	March – 2024	(14,684)
U.S. Treasury Note 5 yr	Short	USD	168	18,209,625	March – 2024	(360,432)
U.S. Treasury Ultra Note 10 yr	Short	USD	29	3,389,375	March – 2024	(51,138)
						$(686,496)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/26	BRL	4,700,000	centrally cleared	11.095% / At Maturity	Average Daily BZDIOVRA / At Maturity	$13,312	$—	$13,312
1/02/26	BRL	4,700,000	centrally cleared	10.48% / At Maturity	Average Daily BZDIOVRA / At Maturity	2,377	—	2,377
1/04/27	BRL	4,800,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	3,904	—	3,904
						$19,593	$—	$19,593
Liability Derivatives
Credit Default Swaps
12/20/28	EUR	2,440,000	centrally cleared	1	5.00% / Quarterly	$(12,178)	$(174,037)	$(186,215)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	560,000	Barclays Bank PLC	5.00% / Quarterly	2	$22,954	$72,112	$95,066
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by iTraxx Europe Crossover Series 40 Index. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract.   Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.  The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At January 31, 2024, the fund had liquid securities with an aggregate value of $1,223,525 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$263,208	$263,208
Luxembourg	—	193,043	—	193,043
United Kingdom	—	1,331	—	1,331
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	5,441,941	—	5,441,941
Non - U.S. Sovereign Debt	—	68,503,865	—	68,503,865
Municipal Bonds	—	1,154,932	—	1,154,932
U.S. Corporate Bonds	—	178,284,755	—	178,284,755
Residential Mortgage-Backed Securities	—	370,610	—	370,610
Commercial Mortgage-Backed Securities	—	3,619,671	—	3,619,671
Asset-Backed Securities (including CDOs)	—	6,546,934	—	6,546,934
Foreign Bonds	—	106,911,200	—	106,911,200
Mutual Funds	6,418,059	—	—	6,418,059
Total	$6,418,059	$371,028,282	$263,208	$377,709,549
Other Financial Instruments
Futures Contracts – Assets	$479,625	$—	$—	$479,625
Futures Contracts – Liabilities	(686,496)	—	—	(686,496)
Forward Foreign Currency Exchange Contracts – Assets	—	939,724	—	939,724
Forward Foreign Currency Exchange Contracts – Liabilities	—	(257,942)	—	(257,942)
Swap Agreements – Assets	—	114,659	—	114,659
Swap Agreements – Liabilities	—	(186,215)	—	(186,215)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/23	$185,208
Change in unrealized appreciation or depreciation	78,000
Balance as of 1/31/24	$263,208
At January 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,745,282	$32,254,771	$31,582,074	$(130)	$210	$6,418,059
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$57,179	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.